Deferred consideration (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Consideration
Schedule of deferred consideration

	2024 £’000	2023 £’000	2022 £’000
Current
Opening provision at 1 January	–	–	–
On acquisition of licence	1,997	–	–
Payments	(274)	–	–
Interest expense	144	–	–
Foreign exchange	(23)	–	–
Deferred consideration	1,844	–	–
Less: non-current portion	1,306	–	–
Current portion	538	–	–